UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13-F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2010

Check here if Amendment [  ]

Amendment Number:

This Amendment (Check only one.):

[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Cavalry Management Group, LLC
Address:  One California Street, Suite 3000, San Francisco, CA 94111


Form 13F File Number: 028-13913


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William Bindeman
Title:    Chief Financial Officer
Phone:    415-439-7013

Signature, Place, and Date of Signing:

/s/: William Bindeman     San Francisco, CA    November 8, 2010

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total:   $1,123,214

List of Other Included Managers: NONE

				TITLE OF		VALUE	SHARES /SH /	PUT /	INVSTMT OTHER	 VOTING AUTHORITY
ISSUER				CLASS	CUSIP		(x$1000)PRN AMT PRN	CALL	DSCRETN MGRS	SOLE	SHARED	NONE
AKAMAI TECHNOLOGIES INC 	COM	00971T101	23077	459878	SH		SOLE		459878	0	0
AMAZON COM INC			COM	023135106	43688	278159	SH		SOLE		278159	0	0
ANCESTRY.COM INC		COM	032803108	11836	520034	SH		SOLE		520034	0	0
APPLE COMPUTER INC		COM	037833100	146216	515298	SH		SOLE		515298	0	0
ARRIS GROUP INC 		COM	04269Q100	383	39205	SH		SOLE		39205	0	0
ATMEL CORP			COM	049513104	16716	2100000 SH		SOLE		2100000 0	0
CANADIAN SOLAR INC		COM	136635109	10399	638000	SH		SOLE		638000	0	0
CAVIUM NETWORKS INC		COM	14965A101	47413	1648588 SH		SOLE		1648588 0	0
CITRIX SYSTEMS INC		COM	177376100	30504	447004	SH		SOLE		447004	0	0
COGNIZANT TECHNOLOGY SOLUTIONS CCL A	192446102	1977	30658	SH		SOLE		30658	0	0
COMMSCOPE INC			COM	203372107	13188	555500	SH		SOLE		555500	0	0
CTRIP.COM INTERNATIONAL LTD ADR ADR	22943F100	38904	814742	SH		SOLE		814742	0	0
CHINACACHE INTERNAT-SPON ADR	SP ADR	16950M107	487	35000	SH		SOLE		35000	0	0
DIGITAL RIVER INC		COM	25388B104	9021	265000	SH		SOLE		265000	0	0
DOLBY LABORATORIES INC CL A	COM	25659T107	16901	297509	SH		SOLE		297509	0	0
FINISAR CORP			COM NEW 31787A507	63637	3386752 SH		SOLE		3386752 0	0
FABRINET ORDER MINES LTDCOM	COM	G3323L100	4092	258641	SH		SOLE		258641	0	0
GOOGLE INC			CL A	38259P508	26290	50000	SH		SOLE		50000	0	0
HARMONIC INC			COM	413160102	26274	3818911 SH		SOLE		3818911 0	0
EZCHIP SEMICONDUCTOR LTD	ORD	M4146Y108	303	12000	SH		SOLE		12000	0	0
IXIA				COM	45071R109	10211	823471	SH		SOLE		823471	0	0
INFINERA CORP			COM	45667G103	20594	1764731 SH		SOLE		1764731 0	0
LOGMEIN INC			COM	54142L109	8635	240000	SH		SOLE		240000	0	0
MAKEMYTRIP LTD			SHS	V5633W109	1775	45767	SH		SOLE		45767	0	0
MERCADOLIBRE INC		COM	58733R102	18065	250274	SH		SOLE		250274	0	0
MICROSOFT CORP			COM	594918104	24490	1000000 SH		SOLE		1000000 0	0
NETFLIX INC			COM	64110L106	73116	450891	SH		SOLE		450891	0	0
NETEASE COM INC ADR		SP ADR	64110W102	3944	100000	SH		SOLE		100000	0	0
NXP SEMICONDUCTORS NV		COM	N6596X109	1268	102348	SH		SOLE		102348	0	0
OPENTABLE INC			COM	68372A104	413	6061	SH		SOLE		6061	0	0
PRICELINE COM INC		COM NEW 741503403	23007	66048	SH		SOLE		66048	0	0
QUALCOMM INC			COM	747525103	73107	1619829 SH		SOLE		1619829 0	0
REALD INC			COM	75604L105	23191	1254272 SH		SOLE		1254272 0	0
RED HAT INC			COM	756577102	25305	617200	SH		SOLE		617200	0	0
RIVERBED TECH INC		COM	768573107	8092	177534	SH		SOLE		177534	0	0
SINA CORP			ORD	G81477104	9181	181509	SH		SOLE		181509	0	0
SKYWORKS SOLUTIONS INC		COM	83088M102	7857	380104	SH		SOLE		380104	0	0
SOHU.COM INC			COM	83408W103	9184	159396	SH		SOLE		159396	0	0
SUCCESSFACTORS INC		COM	864596101	19998	796424	SH		SOLE		796424	0	0
SYNAPTICS INC			COM	87157D109	17819	633227	SH		SOLE		633227	0	0
TALEO CORP			CL A	87424N104	8977	309650	SH		SOLE		309650	0	0
TRIDENT MICROSYSTEMS		COM	895919108	10946	6401062 SH		SOLE		6401062 0	0
TRINA SOLAR LTD 		SPON ADR89628E104	20262	671360	SH		SOLE		671360	0	0
UNIVERSAL DISPLAY CORP		COM	91347P105	20964	892069	SH		SOLE		892069	0	0
BAIDU COM (UKM LISTING) 	SPON ADR056752108	39392	383859	SH		SOLE		383859	0	0
RENESOLA LTD			SPONS AD75971T103	11402	912147	SH		SOLE		912147	0	0
AIXTRON AG (GFR LISTING)	SPONSORE009606104	316	10612	SH		SOLE		10612	0	0
PERFECT WORLD CO LTD		SPON ADR71372U104	6415	250000	SH		SOLE		250000	0	0
VANCEINFO TECHNOLOGIES INC	ADR	921564100	11289	349067	SH		SOLE		349067	0	0
HISOFT TECHNOLOGY INTERNATIONAL COM	43358R108	14898	605853	SH		SOLE		605853	0	0
CAMELOT INFORMATION SYS 	ADS RP O13322V105	21300	1212290 SH		SOLE		1212290 0	0
LONGTOP FINANCIAL TECH		ADR	54318P108	46495	1181578 SH		SOLE		1181578 0	0